Regulatory Assets and Liabilities (Tables)	6 Months Ended
Jun. 30, 2020
Regulated Operations [Abstract]
Schedule of Regulatory Assets
Detailed information about the Corporation's regulatory assets and liabilities is provided in Note 9 to the 2019 Annual Financial Statements. A summary follows.

	As at
	June 30,	December 31,
($ millions)	2020	2019
Regulatory assets
Deferred income taxes	1,619	1,556
Employee future benefits	530	530
Deferred energy management costs	305	279
Rate stabilization and related accounts	237	208
Deferred lease costs	119	116
Manufactured gas plant site remediation deferral	116	81
Generation early retirement costs	87	88
Derivatives	86	119
Other regulatory assets	406	406
Total regulatory assets	3,505	3,383
Less: Current portion	(395)	(425)
Long-term regulatory assets	3,110	2,958

Schedule of Regulatory Liabilities

	As at
	June 30,	December 31,
($ millions)	2020	2019
Regulatory liabilities
Deferred income taxes	1,483	1,440
Asset removal cost provision	1,235	1,187
Renewable energy surcharge	101	94
Rate stabilization and related accounts	100	166
Energy efficiency liability	95	101
Electric and gas moderator account	40	45
Employee future benefits	33	45
ROE complaints liability	22	91
Other regulatory liabilities	210	189
Total regulatory liabilities	3,319	3,358
Less: Current portion	(428)	(572)
Long-term regulatory liabilities	2,891	2,786